EQUITY - Share capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Jul. 23, 2021 CAD ($) $ / shares shares	Jun. 23, 2021 CAD ($) $ / shares shares	Jun. 23, 2021 USD ($) $ / shares shares	Feb. 12, 2021 CAD ($) $ / shares shares	Jan. 20, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 $ / shares $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Jan. 21, 2022 USD ($)
Shares issued
Maximum amount of offer and sale of shares under ATM offering | $									$ 75.0
Number of shares issued		7,000,000	7,000,000	396,552	1,034,500
Share price per share | (per share)		$ 9.22	$ 7.50	$ 14.50	$ 14.50		$ 3.80
Number of additional shares issued		915,000	915,000		155,175
Net proceeds		$ 64,500	$ 52.5	$ 5,750	$ 15,000	$ 3,987		$ 114,242
Gross proceeds from public offering		$ 72,900	$ 59.4		$ 17,250
At the Market Equity Offering [Member]
Shares issued
Number of shares issued						502,082	502,082
Share price per share | $ / shares						$ 7.94
Net proceeds | $						$ 3,887
Gross proceeds from public offering | $						3,987
commissions expenses | $						$ 100
Authorized share capital
Share capital
Par value | $ / shares						$ 0	$ 0	$ 0
Shares issued
Shares issued at the start of the period						55,118,316		27,299,332
Shares issued from offering						502,082		11,479,977
Warrants exercised								7,821,700
Options exercised						253,500		720,201
Shares issued for conversion of 2020 Convertible Note								7,500,000
Shares issued for interest payment								297,106
Shares issued at the end of period						55,873,898		55,118,316
Pallinghurst
Shares issued
Number of shares issued		66,666	66,666
Investissement Quebec
Shares issued
Number of shares issued	1,978,750			317,241
Share price per share | $ / shares	$ 9.25
Net proceeds | $	$ 18,300